Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2023
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Lease Payments

9. Prepaid Land Lease Payments

	December 31,
	2023	2022
Prepaid land lease payments	$76,119	$78,356
Less: accumulated amortization	(10,579)	(8,541)
Net carrying value	$65,540	$69,815

Amortization expense for prepaid land lease payments for the year ended December 31, 2023 was $2,228 (2022 - $1,749, 2021 - $2,203).